Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	$ 1,696.3	$ 1,257.3
Collateral provided to counterparties as security for the Company's net liability position	2.9	2.3
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	687.3	496.5
Foreign exchange contracts | Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	1,009.0	760.8
Foreign exchange contracts | Designated as Hedging Instrument | Derivative At Fair Value
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	85.5	0.0
Foreign exchange contracts | Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	0.0	94.3
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	4.8	(2.1)
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	0.9	(1.2)
Foreign exchange contracts | Gain (loss) on derivative instruments | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	(14.0)	(31.8)
Interest rate swap | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Initial and variation margin, posted	111.1	0.0
Interest rate swap | Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange	1,800.0	0.0	$ 3,318.0
Interest rate swap | Gain (loss) on derivative instruments | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ (130.2)	$ 0.0